Common and Preferred Stock (Details) - $ / shares	3 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Common and Preferred Stock (Details) [Line Items]
Common stock voting rights	one
Redeemable convertible preferred stock (in Shares)		116,264,374
Series A Redeemable Convertible Preferred Stock [Member]
Common and Preferred Stock (Details) [Line Items]
Convertible preferred stock liquidation preference per share	$ 10
Class A Common Stock [Member]
Common and Preferred Stock (Details) [Line Items]
Volume-weighted average price	$ 10
Redeemable Convertible Preferred Stock [Member]
Common and Preferred Stock (Details) [Line Items]
Redeemable convertible preferred stock (in Shares)	116,264,374